Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Cost of revenues	848,149	735,836	678,653
Selling, general, and administrative expenses	206,479	170,252	165,407
Other operating (income) expenses	(161)	(3,749)	3,514
Operating income	113,161	105,680	86,111
Other income (expenses):
Interest and dividend income	3,614	3,760	3,429
Interest expense	(1,280)	(1,892)	(1,632)
Gain on sales of securities-net	160	105	4,845
Valuation loss on other investments	(360)	(2,570)	(1,758)
Gain on nonmonetary exchange of securities			2,774
Foreign exchange gain (loss)-net	9,266	(7,609)	(1,640)
Other-net	(4,098)	3,464	(829)
Other income (expenses), net	7,302	(4,742)	5,189
Income before income taxes and equity in net income of affiliated companies	120,463	100,938	91,300
Income taxes:
Current	39,961	35,594	27,137
Deferred	779	954	3,547
Total income taxes	40,740	36,548	30,684
Equity in net income of affiliated companies	1,426	1,629	492
Net income	81,149	66,019	61,108
Less: Net income attributable to noncontrolling interests	7,461	4,467	6,286
Net income attributable to Kubota Corporation	¥ 73,688	¥ 61,552	¥ 54,822
Net income attributable to Kubota Corporation per common share:
Basic	¥ 58.67	¥ 48.75	¥ 43.11